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[NATIONWIDE LOGO]




May 1, 2000


VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject:   Nationwide VL Separate Account-C of
           Nationwide Life and Annuity Insurance Company
           SEC File No.  333-43639
           CIK No.  0001044822


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VL Separate Account-C (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraph (b) under Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 4 ("1933 Act") to the Registration Statement for the Company and the Variable Account which became effective May 1, 2000.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE  AND ANNUITY INSURANCE COMPANY


Heather Harker, Esq.
Director of Compliance

Cc:      Mr. Keith Carpenter, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance